EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares		$ 17,308,453	[1]
Shares issued for cash		2,655,739		3,127,442
Proceeds from sale of future shares, net		2,701,215	[1]	3,127,442
Equity portion of the debt note classified value net of discount and cost of fund raise	0	6,893,064
Proceeds from sale of future shares		35,098,001
Increase (decrease) through share-based payment transactions, equity	532,466	1,308,784		293,837
2024, 2025 and 2026 [Member]
IfrsStatementLineItems [Line Items]
Recognized share based compensation expenses	863,224
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted		18,130,000
Purchase of shares		17,000,000
Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions	674,704	2,189,351
Genius group ltd ordinary shares [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions	143,016	350,033
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares		15,473,334
Shares issued for cash		270,476
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash		22,581,816
Proceeds from sale of future shares, net		15,202,858
GeniusU limited ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash		2,655,739		$ 3,308,617
GeniusU limited ordinary shares [member] | Convertible debt instrument [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations	$ 18,026,388	$ 936,543
Genius group ltd ordinary shares [member] | Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share based payment arrangement shares	873,429	560,188
Genius group ltd ordinary shares [member] | Tau game lodge [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of share issued were cancelled in share based payment arrangement shares		1,511,664

[1]	Restatement details in Note 2